Business Combination - Schedule of Proceeds From Business Combination (Details) - USD ($) $ in Thousands		10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Proceeds From Business Combination [Abstract]
FSDC II Trust Account Balance			$ 201,266
Less: Redemptions			(2,440)
Proceeds from PIPE Investment		$ 0	75,000
Less : Underwriting fees and Other Offering costs paid			(16,075)
Less: Non-cash net assets assumed from FSDC II			107
Proceeds from Business Combination Transaction, net of offering costs paid			257,858
Less : Other offering costs included in accounts payable and accrued expenses			(397)
Net proceeds from the Business Combination	$ 257,500		$ 257,461